Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net revenue:
Dialysis Care Revenue	$ 2,675,422	$ 2,361,563	$ 5,219,481	$ 4,646,879
Valuation Allowances and Reserves, Adjustments	70,303	56,429	137,162	108,966
Net Dialysis care revenue	2,605,119	2,305,134	5,082,319	4,537,913
Dialysis Products Revenue	822,854	832,489	1,594,409	1,583,561
Net revenue	3,427,973	3,137,623	6,676,728	6,121,474
Costs of revenue:
Dialysis Care Cost of Revenue	1,913,947	1,705,846	3,745,073	3,381,797
Dialysis Products Cost of Revenue	387,152	402,771	735,272	762,784
Cost of revenues	2,301,099	2,108,617	4,480,345	4,144,581
Gross profit	1,126,874	1,029,006	2,196,383	1,976,893
Operating expenses:
Selling, general and administrative	539,616	501,559	1,092,448	985,795
Research and development	26,938	26,783	55,460	52,932
Income from equity method investees	(3,858)	(8,880)	(9,355)	(16,462)
Gain on the sale of dialysis clinics	24,647		33,961
Operating income	588,825	509,544	1,091,791	954,628
Other (income) expense:
Interest income	(12,496)	(15,579)	(32,802)	(26,000)
Interest expense	116,691	90,183	235,877	172,169
Investment gain	12,915		139,600
Income before income taxes	497,545	434,940	1,028,316	808,459
Income tax expense	172,241	148,856	309,318	273,260
Net Income	325,304	286,084	718,998	535,199
Less: Net income attributable to noncontrolling interests	35,967	25,323	59,163	53,737
Net Income attributable to the Company	$ 289,337	$ 260,761	$ 659,835	$ 481,462
Basic income per Ordinary share	$ 0.95	$ 0.86	$ 2.17	$ 1.59
Fully diluted income per Ordinary share	$ 0.94	$ 0.86	$ 2.15	$ 1.58